DREYFUS CASH MANAGEMENT

DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS AMT-FREE NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

Dreyfus AMT-Free Tax Exempt Cash Management

DREYUS TREASURY OBILIGATIONS CASH MANAGEMENT

DREYFUS TRESURY SECURITIES CASH MANAGEMENT

Incorporated herein by reference is a supplement to the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 19, 2020 (SEC Accession No. 0000053808-20-000026).